Redeemable Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Redeemable Convertible Preferred Stock [Abstract]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Table Text Block]
The authorized, issued and outstanding shares of the redeemable convertible preferred stock and liquidation preferences as of September 30, 2024 and December 31, 2023 were as follows (dollars in thousands):

	Authorized Shares	Outstanding Shares	Net Carrying Value*	Liquidation Preference
			(In thousands)
Series Seed Shadow Preferred	5,032,238	2,020,309	$698	$698
Series A Shadow Preferred	15,174,130	4,573,935	3,183	3,183
Series B Shadow Preferred	18,392,046	12,234,661	8,442	8,442
Series C Shadow Preferred	13,722,052	10,211,548	48,661	48,661
Series D Shadow Preferred	4,707,494	3,990,707	41,673	41,673
Series D Exchange Shadow Preferred	4,707,494	239,405	2,500	2,500
Series D-1 Shadow Preferred	3,935,839	3,662,318	30,595	30,595
Series D-1 Exchange Shadow Preferred	3,935,839	—	—	—
Series D-2 Shadow Preferred	27,042,965	7,561,820	37,595	37,595

Total	96,650,097	44,494,703	$173,347	$173,347

*	net of issuance cost including cash, issuance of preferred stock warrants & dividend contribution

The authorized, issued and outstanding shares of the redeemable convertible preferred stock and liquidation preferences as of the periods presented were as follows (dollars in thousands):

	December 31, 2023
	Authorized Shares	Outstanding Shares	Net Carrying Value*	Liquidation Preference
			(In thousands)
Series Seed Shadow Preferred	5,032,238	2,020,309	$698	$698
Series A Shadow Preferred	15,174,130	4,573,935	3,183	3,183
Series B Shadow Preferred	18,392,046	12,234,661	8,442	8,442
Series C Shadow Preferred	13,722,052	10,211,548	48,661	48,661
Series D Shadow Preferred	4,707,494	3,990,707	41,673	41,673
Series D Exchange Shadow Preferred	4,707,494	239,405	2,500	2,500
Series D-1 Shadow Preferred	3,935,839	3,662,318	30,595	30,595
Series D-1 Exchange Shadow Preferred	3,935,839	—	—	—
Series D-2 Shadow Preferred	27,042,965	7,561,820	37,595	37,595

Total	96,650,097	44,494,703	$173,347	$173,347

*	net of issuance cost including cash, issuance of preferred stock warrants & dividend contribution

	December 31, 2022
	Authorized Shares	Outstanding Shares	Net Carrying Value*	Liquidation Preference
			(In thousands)
Series Seed Shadow Preferred	5,032,238	868,054	$300	$300
Series A Shadow Preferred	15,174,130	2,378,753	1,655	1,655
Series B Shadow Preferred	18,392,046	1,716,987	1,185	1,185
Series C Shadow Preferred	13,722,052	3,091,485	14,732	14,732
Series D Shadow Preferred	4,707,494	331,145	3,458	3,458
Series D Exchange Shadow Preferred	4,707,494	239,405	2,500	2,500
Series D-1 Shadow Preferred	3,935,839	310,630	2,595	2,595
Series D-1 Exchange Shadow Preferred	3,935,839	—	—	—
Series D-2 Shadow Preferred	27,042,965	7,561,820	37,595	37,595

Total	96,650,097	16,498,279	$64,020	$64,020

*	net of issuance cost including cash, issuance of preferred stock warrants & dividend contribution